UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                811-1485

Exact name of registrant as specified in charter:                  Delaware Group Equity Funds III

Address of principal executive offices:                            2005 Market Street
                                                                   Philadelphia, PA 19103

Name and address of agent for service:                             David F. Connor, Esq.
                                                                   2005 Market Street
                                                                   Philadelphia, PA 19103

Registrant's telephone number, including area code:                (800) 523-1918

Date of fiscal year end:                                           June 30

Date of reporting period:                                          March 31, 2006

Item 1. Schedule of Investments (Unaudited)

Delaware American Services Fund
March 31, 2006

                                                                                                     Number of         Market
                                                                                                     Shares            Value
Common Stock - 94.63%
Basic Industry & Capital Goods - 4.82%
ITT Industries                                                                                           111,400         $6,262,908
MSC Industrial Direct Class A                                                                            137,400          7,422,348
+NCI Building Systems                                                                                    100,000          5,977,000
                                                                                                                       ------------
                                                                                                                         19,662,256
                                                                                                                       ------------
Business Services - 17.83%
+Bright Horizons Family Solutions                                                                        137,400          5,321,502
+Dun & Bradstreet                                                                                         79,900          6,126,732
+Euronet Worldwide                                                                                       165,200          6,249,516
+Fisher Scientific International                                                                         106,500          7,247,325
+Global Cash Access                                                                                      333,700          5,846,424
+Google Class A                                                                                           17,000          6,630,000
+Mobile Mini                                                                                             156,200          4,829,704
+Monster Worldwide                                                                                       151,000          7,528,860
Paychex                                                                                                  172,900          7,203,014
+Perot Systems Class A                                                                                   386,100          6,007,716
+Resources Connection                                                                                    150,700          3,753,937
Robert Half International                                                                                156,100          6,027,021
                                                                                                                       ------------
                                                                                                                         72,771,751
                                                                                                                       ------------
Consumer Durables - 1.29%
D.R. Horton                                                                                               50,900          1,690,898
+Turbochef Technologies                                                                                  293,000          3,574,600
                                                                                                                       ------------
                                                                                                                          5,265,498
                                                                                                                       ------------
Consumer Non-Durables - 19.07%
+Carter's                                                                                                116,100          7,835,589
+Coach                                                                                                   314,300         10,868,494
+CROCS                                                                                                   181,700          4,569,755
+Guitar Center                                                                                           120,000          5,724,000
+Hibbett Sporting Goods                                                                                  184,050          6,071,810
+Kohl's                                                                                                  115,700          6,133,257
Lowe's                                                                                                    58,300          3,756,852
Nordstrom                                                                                                214,500          8,404,110
Staples                                                                                                  241,900          6,173,288
+Starbucks                                                                                               105,100          3,955,964
+Tractor Supply                                                                                           57,200          3,794,648
+Under Armour Class A                                                                                    137,500          4,455,000
+Urban Outfitters                                                                                        248,800          6,105,552
                                                                                                                       ------------
                                                                                                                         77,848,319
                                                                                                                       ------------
Consumer Services - 11.12%
+Cosi                                                                                                    519,500          5,709,305
Host Marriott                                                                                            274,900          5,882,860
+Kerzner International                                                                                    40,500          3,151,710
+Life Time Fitness                                                                                       143,300          6,713,605
+Nutri/System                                                                                            156,000          7,413,120
+Sonic                                                                                                   120,200          4,222,626
Starwood Hotels & Resorts Worldwide                                                                       92,700          6,278,571
+West                                                                                                    134,800          6,020,168
                                                                                                                       ------------
                                                                                                                         45,391,965
                                                                                                                       ------------
Energy - 7.01%
+National Oilwell Varco                                                                                  116,300          7,457,156
Rowan                                                                                                     93,100          4,092,676
+SEACOR Holdings                                                                                          66,200          5,243,040
Smith International                                                                                      186,900          7,281,624
+Veritas DGC                                                                                             100,000          4,539,000
                                                                                                                       ------------
                                                                                                                         28,613,496
                                                                                                                       ------------
Financials - 21.24%
+Affiliated Managers Group                                                                                78,000          8,315,580
American Express                                                                                          78,300          4,114,665
Apollo Investment                                                                                        265,850          4,734,789
Bear Stearns                                                                                              29,800          4,133,260
+#Castlepoint Holdings Light 144A                                                                        300,000          3,000,000
Citigroup                                                                                                185,800          8,777,192
Colonial BancGroup                                                                                       278,300          6,957,500
Eaton Vance                                                                                              221,400          6,061,932
JPMorgan Chase & Co                                                                                      142,400          5,929,536
+#Lexington Strategic Asset 144A                                                                         250,000          2,500,000
Midwest Banc Holdings                                                                                    195,700          5,076,458
Nuveen Investments                                                                                        86,300          4,155,345
St. Paul Travelers                                                                                       146,900          6,138,951

Wachovia                                                                                                 162,500          9,108,124
Wells Fargo                                                                                              120,400          7,689,948
                                                                                                                       ------------
                                                                                                                         86,693,280
                                                                                                                       ------------
Health Care - 3.85%
+Caremark Rx                                                                                             134,200          6,599,956
+Medco Health Solutions                                                                                  159,200          9,109,424
                                                                                                                       ------------
                                                                                                                         15,709,380
                                                                                                                       ------------
Technology - 5.01%
+Amdocs                                                                                                  174,400          6,288,864
+NAVTEQ                                                                                                   80,900          4,097,585
+Symantec                                                                                                270,000          4,544,100
+TASER International                                                                                     267,100          2,828,589
+Tekelec                                                                                                 195,200          2,699,616
                                                                                                                       ------------
                                                                                                                         20,458,754
                                                                                                                       ------------
Transportation - 3.39%
Hunt (J.B.) Transport                                                                                    180,700          3,892,278
Knight Transportation                                                                                    200,250          3,954,938
UTi Worldwide                                                                                            190,500          6,019,800
                                                                                                                       ------------
                                                                                                                         13,867,016
                                                                                                                       ------------
Total Common Stock (cost $320,609,520)                                                                                  386,281,715
                                                                                                                       ------------

                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements- 3.64%
With BNP Paribas 4.45% 4/3/06
(dated 3/31/06, to be repurchased at $7,427,753,
collateralized by $7,650,000 U.S. Treasury Bills
due 4/20/06, market value $7,633,076)                                                                 $7,425,000          7,425,000

With Cantor Fitzgerald 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $3,575,334,
collateralized by $1,005,000 U.S. Treasury Bills
due 6/22/06, market value $995,015,
$1,159,000 U.S. Treasury Bills due 7/20/06,
market value $1,143,817, $966,000 U.S. Treasury Bills
due 8/17/06, market value $949,451 and $561,000
U.S. Treasury Notes 2.625% due 11/15/06, market value $559,373)                                        3,574,000          3,574,000

With UBS Warburg 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $3,865,443,
collateralized by $4,036,000 U.S. Treasury Bills due
9/28/06, market value $3,944,021)                                                                      3,864,000          3,864,000
                                                                                                                       ------------
Total Repurchase Agreements (cost $14,863,000)                                                                           14,863,000
                                                                                                                       ------------

Total Market Value of Securities - 98.27%
   (cost $335,472,520)                                                                                                  401,144,715

Receivables and Other Assets Net of Liabilities (See Notes) - 1.73%                                                       7,054,064
                                                                                                                       ------------
Net Assets Applicable to 23,374,657 Shares Outstanding - 100.00%                                                       $408,198,779
                                                                                                                       ============

+Non-income producing security for the period ended March 31, 2006. #Security exempt from registration under Rule 144A of the Securities Act of 1933. At March 31, 2006, the aggregate amount of Rule 144A securities equals $5,500,000, which represented 1.35% of the Fund's net assets. See Note 3 in "Notes."

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III - Delaware American Services Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                        $335,708,930
                                           ------------
Aggregated unrealized appreciation           67,596,599
Aggregated unrealized depreciation           (2,160,814)
                                           ------------
Net unrealized appreciation                $ 65,435,785
                                           ============

3. Credit and Market Risk
The Fund concentrates its investments in companies management believes will benefit from advances in financial services, business services or consumer services sectors. As a result, the value of the Fund's shares can be expected to fluctuate in response to factors affecting the industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to any single economic, political or regulatory occurrence affecting these companies than other mutual funds not concentrating their investments in these industries.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At March 31, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Delaware Small Cap Growth Fund
March 31, 2006

                                                                                                     Number of         Market
                                                                                                     Shares            Value
Common Stock - 94.51%
Basic Industry/Capital Goods - 7.00%
+ESCO Technologies                                                                                         9,300           $471,045
+Hexcel                                                                                                   18,800            413,036
Lincoln Electric Holdings                                                                                 10,900            588,491
Mine Safety Appliances                                                                                     9,500            399,000
+NCI Building Systems                                                                                     10,200            609,654
                                                                                                                        -----------
                                                                                                                          2,481,226
                                                                                                                        -----------
Business Services - 4.61%
+Advisory Board                                                                                            8,700            485,199
FactSet Research Systems                                                                                   8,400            372,540
+Portfolio Recovery Associates                                                                             9,700            454,251
+Resources Connection                                                                                     13,000            323,830
                                                                                                                        -----------
                                                                                                                          1,635,820
                                                                                                                        -----------
Consumer Non-Durables - 14.44%
+Carter's                                                                                                 10,100            681,649
+Coach                                                                                                    29,100          1,006,278
+Guitar Center                                                                                            10,200            486,540
+Gymboree                                                                                                 16,500            429,660
+Hibbett Sporting Goods                                                                                   31,737          1,047,004
+Hot Topic                                                                                                11,600            168,200
+Tractor Supply                                                                                            6,500            431,210
+Under Armour Class A                                                                                     10,700            346,680
+Urban Outfitters                                                                                         21,300            522,702
                                                                                                                        -----------
                                                                                                                          5,119,923
                                                                                                                        -----------
Consumer Services - 7.16%
+BJ's Restaurants                                                                                         15,800            426,600
+Cheesecake Factory                                                                                       11,700            438,165
+First Cash Financial Services                                                                            23,900            477,761
+priceline.com                                                                                            17,000            422,280
Ruby Tuesday                                                                                               9,000            288,720
+Sonic                                                                                                    13,750            483,038
                                                                                                                        -----------
                                                                                                                          2,536,564
                                                                                                                        -----------
Energy - 4.90%
+Basic Energy Services                                                                                    18,300            545,340
+Input/Output                                                                                             42,700            414,617
+SEACOR Holdings                                                                                           4,900            388,080
+W-H Energy Services                                                                                       8,700            387,063
                                                                                                                        -----------
                                                                                                                          1,735,100
                                                                                                                        -----------
Financials - 11.02%
American Equity Investment Life                                                                           24,200            347,028
+Amerisafe                                                                                                22,600            271,200
Brookline Bancorp                                                                                         17,600            272,624
Delphi Financial Group Class A                                                                            14,900            769,287
+Euronet Worldwide                                                                                        14,000            529,620
Midwest Banc Holdings                                                                                     15,600            404,664
RAIT Investment Trust                                                                                      9,600            271,104
+Signature Bank                                                                                           16,600            540,994
Strategic Hotel Capital                                                                                   21,500            500,520
                                                                                                                        -----------
                                                                                                                          3,907,041
                                                                                                                        -----------
Health Care - 18.97%
+Align Technology                                                                                         34,100            312,697
+Anadys Pharmaceuticals                                                                                   23,900            385,029
+Combinatorx                                                                                              10,700            127,330
+Conceptus                                                                                                23,100            302,841
+Conor Medsystems                                                                                         10,900            320,460
+CV Therapeutics                                                                                          12,900            284,832
+Digene                                                                                                   10,300            402,730
+Encysive Pharmaceuticals                                                                                 19,400             94,866
+Immucor                                                                                                  13,275            380,860
+Keryx Biopharmaceuticals                                                                                 24,000            458,640
+MGI Pharma                                                                                               27,100            474,250
+Micrus Endovascular                                                                                      21,800            308,252
+Nastech Pharmaceutical                                                                                   35,700            642,599
+Nektar Therapeutics                                                                                      23,700            483,006
+PDL BioPharma                                                                                            15,800            518,240
+Rigel Pharmaceuticals                                                                                    24,600            282,654
+SeraCare Life Sciences                                                                                    3,500             12,950
+Telik                                                                                                    20,700            400,752
+United Therapeutics                                                                                       8,000            530,240
                                                                                                                        -----------
                                                                                                                          6,723,228
                                                                                                                        -----------

Technology - 24.17%
+Akamai Technologies                                                                                      18,000            592,020
+Cymer                                                                                                     8,100            368,064
+F5 Networks                                                                                               7,100            514,679
+Hutchinson Technology                                                                                    11,500            346,955
+Informatica                                                                                              38,500            598,675
+iRobot                                                                                                    5,300            147,340
+Ixia                                                                                                     26,000            370,760
+Marchex                                                                                                  13,900            298,850
+Microsemi                                                                                                15,800            459,938
+O2Micro International ADR                                                                                32,100            341,223
+Polycom                                                                                                  26,400            572,352
+Rackable Systems                                                                                          8,300            438,655
+Secure Computing                                                                                         36,400            420,056
+Semtech                                                                                                  21,200            379,268
+SiRF Technology Holdings                                                                                 11,200            396,592
+Symmetricom                                                                                              37,900            324,045
+Tekelec                                                                                                  29,400            406,602
+Tessera Technologies                                                                                      9,500            304,760
+TIBCO Software                                                                                           44,800            374,528
+VeriFone Holdings                                                                                        21,000            636,089
+Witness Systems                                                                                          10,900            276,860
                                                                                                                        -----------
                                                                                                                          8,568,311
                                                                                                                        -----------
Transportation - 2.24%
Knight Transportation                                                                                     17,662            348,825
+Universal Truckload Services                                                                             17,800            445,890
                                                                                                                        -----------
                                                                                                                            794,715
                                                                                                                        -----------
Total Common Stock (cost $23,388,843)                                                                                    33,501,928
                                                                                                                        -----------

                                                                                                     Principal
                                                                                                     Amount
^Federal Agency (Discount Notes) - 3.93%
Fannie Mae
   4.495% 4/5/06                                                                                        $186,000            185,907
   4.657% 4/12/06                                                                                        180,000            179,744
Freddie Mac 4.666% 4/25/06                                                                             1,030,000          1,026,808
                                                                                                                        -----------
Total Federal Agency (Discount Notes) (cost $1,392,459)                                                                   1,392,459
                                                                                                                        -----------

Total Market Value of Securities - 98.44%
   (cost $24,781,302)                                                                                                    34,894,387
Receivables and Other Assets Net of Liabilities (See Notes) - 1.56%                                                         552,944
                                                                                                                        -----------
Net Assets Applicable to 2,743,364 Shares Outstanding - 100.00%                                                         $35,447,331
                                                                                                                        ===========

+Non-income producing security for the period ended March 31, 2006.
^Zero coupon security. The interest rate shown is the yield at the time of purchase.

Summary of Abbreviation:
ADR - American Depositary Receipts

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III (the "Trust") - Delaware Small Cap Growth Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                         $24,945,727
                                            -----------
Aggregated unrealized appreciation           10,470,176
Aggregated unrealized depreciation             (521,516)
                                            -----------
Net unrealized appreciation                 $ 9,948,660
                                            ===========

3. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At March 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Delaware Trend Fund
March 31, 2006

                                                                                                     Number of          Market
                                                                                                       Shares            Value
Common Stock - 96.64%
Basic Industry/Capital Goods - 8.27%
*AMCOL International                                                                                     424,500       $ 12,225,600
*Bucyrus International Class A                                                                           433,800         20,904,822
*+Hexcel                                                                                                 549,400         12,070,318
*+Itron                                                                                                  254,300         15,219,855
+Mettler-Toledo International                                                                            385,400         23,255,036
MSC Industrial Direct Class A                                                                            506,400         27,355,728
                                                                                                                     --------------
                                                                                                                        111,031,359
                                                                                                                     --------------
Business Services - 7.29%
*+Advisory Board                                                                                         312,500         17,428,125
*+Bright Horizons Family Solutions                                                                       465,600         18,032,688
+Fisher Scientific International                                                                         334,600         22,769,530
+Monster Worldwide                                                                                       535,700         26,710,002
*+Resources Connection                                                                                   515,600         12,843,596
                                                                                                                     --------------
                                                                                                                         97,783,941
                                                                                                                     --------------
Consumer Non-Durables - 10.00%
*+Carter's                                                                                               503,200         33,960,968
+Coach                                                                                                 1,273,400         44,034,172
*+Crocs                                                                                                  309,500          7,783,925
*+DSW Class A                                                                                            506,400         15,860,448
*+Peet's Coffee & Tea                                                                                    230,200          6,906,000
*+Tractor Supply                                                                                         169,400         11,237,996
*+Under Armour Class A                                                                                   443,500         14,369,400
                                                                                                                     --------------
                                                                                                                        134,152,909
                                                                                                                     --------------
Consumer Services - 8.66%
+Cheesecake Factory                                                                                      476,425         17,842,116
*+Gaylord Entertainment                                                                                  152,500          6,920,450
*+Kerzner International                                                                                  140,600         10,941,492
+Sonic                                                                                                   569,950         20,022,344
*+Texas Roadhouse                                                                                        810,300         13,848,027
+West                                                                                                    598,500         26,729,010
*+Wynn Resorts                                                                                           258,600         19,873,410
                                                                                                                     --------------
                                                                                                                        116,176,849
                                                                                                                     --------------
Energy - 5.16%
*Carbo Ceramics                                                                                          243,600         13,863,276
*+Helix Energy Solutions Group                                                                           567,080         21,492,332
*+Hydril                                                                                                 268,500         20,929,575
*+Veritas DGC                                                                                            285,400         12,954,306
                                                                                                                     --------------
                                                                                                                         69,239,489
                                                                                                                     --------------
Financials - 9.04%
Aspen Insurance Holdings                                                                                 228,300          5,629,878
Bankunited Financial Class A                                                                             233,700          6,319,248
City National                                                                                            236,000         18,122,440
*Delphi Financial Group Class A                                                                          254,700         13,150,161
Hanover Insurance Group                                                                                  340,200         17,833,284
PartnerRe                                                                                                152,000          9,437,680
*+SVB Financial Group                                                                                     99,500          5,278,475
Waddell & Reed Financial Class A                                                                         705,600         16,299,360
Webster Financial                                                                                        279,000         13,520,340
*Whitney Holding                                                                                         445,500         15,797,430
                                                                                                                     --------------
                                                                                                                        121,388,296
                                                                                                                     --------------
Health Care - 19.22%
*+Align Technology                                                                                     1,311,200         12,023,704
*+Cepheid                                                                                              1,045,000          9,572,200
+#Conceptus Restricted                                                                                   840,700         11,021,577
+CV Therapeutics                                                                                         348,000          7,683,840
+Cytyc                                                                                                   497,100         14,008,278
*+Digene                                                                                                 425,600         16,640,960
*+Encysive Pharmaceuticals                                                                             1,016,500          4,970,685
*+First Horizon Pharmaceutical                                                                           918,000         23,142,780
*+Hologic                                                                                                295,000         16,328,250
*+MGI Pharma                                                                                           1,083,500         18,961,250
*+Nektar Therapeutics                                                                                    965,000         19,666,700
*+Neurocrine Biosciences                                                                                 247,300         15,960,742
+NuVasive                                                                                                675,800         12,738,830
+PDL BioPharma                                                                                           642,400         21,070,720
*+Progenics Pharmaceuticals                                                                              616,400         16,328,436
*+Telik                                                                                                  860,400         16,657,344
*+United Therapeutics                                                                                    318,500         21,110,180
                                                                                                                     --------------
                                                                                                                        257,886,476
                                                                                                                     --------------

Technology - 26.52%@
*+Akamai Technologies                                                                                    713,900         23,480,171
+American Reprographics                                                                                  873,400         30,298,246
+Avocent                                                                                                 379,900         12,058,026
*+Cymer                                                                                                  325,100         14,772,544
*+F5 Networks                                                                                            295,200         21,399,048
*+Hutchinson Technology                                                                                  462,500         13,953,625
*+Informatica                                                                                          1,619,500         25,183,225
*+Ixia                                                                                                 1,024,700         14,612,222
*+Microsemi                                                                                              639,500         18,615,845
+NAVTEQ                                                                                                  267,500         13,548,875
+Openwave Systems                                                                                        698,700         15,077,946
+Opsware                                                                                               2,156,600         18,482,062
*+Polycom                                                                                              1,035,100         22,440,968
*+Powerwave Technologies                                                                                 666,500          8,991,085
+Rackable Systems                                                                                        298,600         15,781,010
*+salesforce.com                                                                                         325,200         11,814,516
+Semtech                                                                                                 790,200         14,136,678
*+Tekelec                                                                                              1,217,800         16,842,174
+TIBCO Software                                                                                        1,793,300         14,991,988
+Vishay Intertechnology                                                                                1,033,000         14,709,920
*+Wind River Systems                                                                                   1,173,400         14,608,830
                                                                                                                     --------------
                                                                                                                        355,799,004
                                                                                                                     --------------
Transportation - 2.48%
Hunt (J.B.) Transport                                                                                    599,200         12,906,768
UTi Worldwide                                                                                            646,200         20,419,920
                                                                                                                     --------------
                                                                                                                         33,326,688
                                                                                                                     --------------
Total Common Stock (cost $843,764,682)                                                                                1,296,785,011
                                                                                                                     --------------

                                                                                                     Principal
                                                                                                      Amount
Repurchase Agreements - 3.22%
With BNP Paribas 4.45% 4/3/06
(dated 3/31/06, to be repurchased at $21,569,996,
collateralized by $22,216,000 U.S. Treasury Bills
due 4/20/06, market value $22,167,400)                                                               $21,562,000         21,562,000

With Cantor Fitzgerald 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $10,383,875,
collateralized by $2,918,000 U.S. Treasury Bills
due 6/22/06, market value $2,889,648,
$3,367,000 U.S. Treasury Bills due 7/20/06,
market value $3,321,787, $2,805,000 U.S. Treasury Bills
due 8/17/06, market value $2,757,324 and $1,630,000
U.S. Treasury Notes 2.625% due 11/15/06, market value
$1,624,487)                                                                                           10,380,000         10,380,000

With UBS Warburg 4.48% 4/3/06
(dated 3/31/06, to be repurchased at $11,226,190,
collateralized by $11,722,000 U.S. Treasury Bills due
9/28/06, market value $11,453,928)                                                                    11,222,000         11,222,000
                                                                                                                     --------------
Total Repurchase Agreements (cost $43,164,000)                                                                           43,164,000
                                                                                                                     --------------

Total Market Value of Securities Before Securities Lending Collateral - 99.86%
   (cost $886,928,682)                                                                                                1,339,949,011
                                                                                                                     --------------

Security Lending Collateral** - 23.01%
Short-Term Investments - 23.01%
Fixed Rate Notes - 7.21%
Bank of the West 4.80% 5/10/06                                                                         8,458,815          8,458,840
Barclays Capital 4.82% 4/3/06                                                                         12,688,259         12,688,259
Citigroup Global Markets 4.92% 4/3/06                                                                 75,587,906         75,587,906
                                                                                                                     --------------
                                                                                                                         96,735,005
                                                                                                                     --------------
oVariable Rate Notes - 15.80%
American Honda Finance 4.82% 2/21/07                                                                   7,613,603          7,612,956
ANZ National 4.65% 4/30/07                                                                             1,691,900          1,691,768
Australia New Zealand 4.78% 4/30/07                                                                    8,458,907          8,458,840
Bank of America 4.82% 2/23/07                                                                         10,997,734         10,996,491
Bank of New York 4.67% 4/30/07                                                                         6,766,814          6,767,072
Bayerische Landesbank 4.83% 8/25/06                                                                    8,457,427          8,458,840
Bear Stearns 4.73% 10/2/06                                                                            10,150,607         10,150,607
Beta Finance 4.83% 4/18/06                                                                             8,458,724          8,458,631
Canadian Imperial Bank 4.78% 4/30/07                                                                   4,228,025          4,229,420
CDC Financial Products 4.98% 5/1/06                                                                   10,996,491         10,996,491

Citigroup Global Markets 4.95% 4/7/06                                                                 10,996,491         10,996,491
Commonwealth Bank 4.78% 4/30/07                                                                        8,459,068          8,458,840
Credit Suisse First Boston 4.75% 4/18/06                                                               9,135,684          9,135,547
Goldman Sachs 5.02% 4/2/07                                                                            10,996,491         10,996,491
Manufacturers & Traders 4.80% 9/26/06                                                                  8,458,647          8,457,801
Marshall & Ilsley Bank 4.73% 4/30/07                                                                   9,305,040          9,304,723
Merrill Lynch Mortgage Capital 4.98% 4/7/06                                                            7,612,956          7,612,956
Morgan Stanley 5.06% 4/2/07                                                                           10,488,961         10,488,961
National Australia Bank 4.64% 3/7/07                                                                  10,490,482         10,488,961
National City Bank 4.82% 3/2/07                                                                       10,152,632         10,154,399
Nordea Bank Norge 4.70% 4/30/07                                                                        8,459,093          8,458,839
Royal Bank of Scotland 4.75% 4/30/07                                                                   8,458,603          8,458,839
Societe Generale 4.60% 4/30/07                                                                         4,229,048          4,229,420
Toyota Motor Credit 4.80% 6/23/06                                                                      8,458,845          8,459,082
Wells Fargo 4.74% 4/30/07                                                                              8,457,241          8,458,839
                                                                                                                     --------------
                                                                                                                        211,981,305
                                                                                                                     --------------
Total Securities Lending Collateral (cost $308,716,310)                                                                 308,716,310
                                                                                                                     --------------

Total Market Value of Securities - 122.87%
   (cost $1,195,644,992)                                                                                              1,648,665,321&

Obligation to Return Securities Lending Collateral** - (23.01%)                                                        (308,716,310)

Receivables and Other Assets Net of Liabilities (See Notes) - 0.14%                                                       1,868,417
                                                                                                                     --------------
Net Assets Applicable to 54,647,848 Shares Outstanding - 100.00%                                                     $1,341,817,428
                                                                                                                     ==============

+Non-income producing securities for the period ended March 31, 2006. oVariable rate security. The interest rate shown is the rate as of March 31, 2006.
*Fully or partially on loan.
**See Note 3 in "Notes."
@Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
&Includes $302,481,779 of securities loaned.
#Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At March 31, 2006, the aggregate amount of the restricted security equals $11,021,577 or 0.82% of the Fund's net assets. See
Note 4 in "Notes."

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds III - Delaware Trend Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

2. Investments
At March 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                    $1,207,125,802
                                       --------------
Aggregate unrealized appreciation         466,986,112
Aggregate unrealized depreciation         (25,446,593)
                                       --------------
Net unrealized appreciation            $  441,539,519
                                       ==============

For federal income tax purposes, at June 30, 2005, capital loss carryforwards of $137,758,882 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $42,027,145 expires in 2010 and $95,731,737 expires in 2011.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At March 31, 2006, the market value of securities on loan was $302,481,779, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At March 31, 2006, there were no rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2.  Controls and Procedures.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.    I have reviewed this report on Form N-Q of Delaware Group Equity Funds
      III:

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Jude T. Driscoll
--------------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    May 25, 2006

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.    I have reviewed this report on Form N-Q of Delaware Group Equity Funds
      III:

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Michael P. Bishof
--------------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    May 25, 2006

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Delaware Group Equity Funds III


         Jude T. Driscoll
--------------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    May 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
--------------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    May 25, 2006


         Michael P. Bishof
--------------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    May 25, 2006